Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Reconciliation of basic and diluted earnings (loss) per share
The following table sets forth the computation of basic EPS and diluted EPS for the years ended December 31, 2021, 2020 and 2019.

	2021	2020	2019
	(in millions, except per share data)
Basic:
Net income (loss) attributable to CNH Industrial	$1,723	$(493)	$1,422
Weighted average common shares outstanding—basic	1,354	1,351	1,352
Basic earnings (loss) per share	$1.27	$(0.36)	$1.05
Diluted:
Net income (loss) attributable to CNH Industrial	$1,723	$(493)	$1,422
Weighted average common shares outstanding—basic	1,354	1,351	1,352
Effect of dilutive securities (when dilutive):
Stock compensation plans	7	—	2
Weighted average common shares outstanding—diluted (A)	1,361	1,351	1,354
Diluted earnings (loss) per share	$1.27	$(0.36)	$1.05
(A)    For the twelve months ended December 31, 2021, and 2020 0.06 million and 1.2 million shares were excluded from the computation of diluted earnings per share due to an anti-dilutive impact.